Deposits with Restrictions on Use - Deposits Which are Restricted in Use (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 2,023,721	₩ 1,454,978	₩ 1,882,291	₩ 872,731
Short-term financial instruments	323,890	294,934
Long-term financial instruments	373	375
Financial instruments	324,263	295,309
Restricted deposits [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	0	58
Short-term financial instruments	79,500	79,500
Long-term financial instruments	372	372
Financial instruments	₩ 79,872	₩ 79,930